Financial Risks (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risks
Schedule of credit risk accounts receivable

	December 31,
Accounts receivable	2022	2021
Gross accounts receivable	79,873	—
Provisions, expected credit losses	(1,170)	—
Net accounts receivable	78,703	—

Maturity structure accounts receivable
Accounts receivable, not yet due	79,873	—
Provisions, expected credit losses	(1,170)	—
Net book value	78,703	—

Provisions for expected credit losses
Opening balance, expected credit loss provisions	—	—
This years provisions	(1,170)	—
Closing balance, expected credit loss provisions	(1,170)	—

Schedule of transaction exposure from contracted payment flows in foreign currency

		Operating
Currency exposure 2022 (%)	Revenue	expenses
USD	68%	20%
EUR	32%	48%
GBP	—	4%
SEK	—	27%
Other currencies	—	1%

		Operating
Currency exposure 2021 (%)	Revenue	expenses
USD	14%	43%
EUR	86%	36%
GBP	—	3%
SEK	—	18%

		Operating
Currency exposure 2020 (%)	Revenue	expenses
USD	100%	35%
EUR	—	36%
GBP	—	6%
SEK	—	23%

Schedule of maturity analysis

	December 31, 2022
Maturity analysis	<6 months	6-12 months	2-5 years
Contingent consideration	—	—	75,880
Non-current interest-bearing liabilities	—	—	713,030
Non-current lease liabilities	—	—	15,792
Other non-current liabilities	—	—	4,350
Accounts payable	160,404	—	—
Other current liabilities	13,288	9,409	—
Accrued expenses	121,865	14,581	—

	December 31, 2021
Maturity analysis	<6 months	6-12 months	2-5 years
Contingent consideration	—	—	54,399
Non-current interest-bearing liabilities	—	—	189,164
Non-current lease liabilities	—	—	24,052
Accounts payable	67,971	—	—
Other current liabilities	7,906	4,796	—
Accrued expenses	47,753	5,800	—

Schedule of non-current interesting-bearing liabilities

	December 31,
	2022	2021
Opening balance	189,164	—
New borrowings, net	491,745	199,524
Transaction costs paid	(1,260)	(14,858)
Interest expense	4,874	2,145
Exchange difference on translation	28,507	2,353
Closing balance	713,030	189,164